INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]

5. INVENTORIES, net

Inventories, net consist of the following:

	December 31,	December 31,
	2011	2010
Finished goods	$2,941,114	$1,279,829
Reserve of obsolescence	(168,997)	(168,997)
Total inventories, net	$2,772,117	$1,110,832